LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the Year Ended
	December 31,
	2020	2021	2022
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(72,507)	(14,472)	455,090	65,981

Denominator:
Number of shares outstanding, opening	436,656,529	436,816,529	436,816,529	436,816,529
Weighted average number of shares issued	160,000	—	—	—
Weighted average number of shares reduced	—	—	—	—
Weighted-average number of shares outstanding – Basic and diluted	436,816,529	436,816,529	436,816,529	436,816,529
Loss per share
-Basic and diluted	(0.03)	(0.08)	(0.02)	(0.00)